COMMITMENTS AND CONTINGENCIES (Details)	Dec. 31, 2016 USD ($)
Commitments And Contingencies Details
2017	$ 190,372
2018	211,726
2019	101,157
2020 and thereafter	165,659
Total minimum lease payments	$ 668,914